MFS Blended Research Core Equity Fund (Prospectus Summary): | MFS Blended Research Core Equity Fund
MFS® Blended Research® Core Equity Fund

SUPPLEMENT TO PROSPECTUS

The date of this supplement is May 30, 2012.

MFS® Blended Research® Core Equity Fund

The ticker symbol chart located on the front cover page is restated in its entirety as follows:

CLASS	TICKER SYMBOL
Class A	MUEAX
Class B	MUSBX
Class C	MUECX
Class I	MUSEX
Class R1	MUERX
Class R2	MUESX
Class R3	MUETX
Class R4	MUEUX
Class R5 (formerly Class W)	MUEVX

The sub-sections entitled “Fees and Expenses” and “Example” beneath the main heading "Summary of Key Information" are restated in their entirety as follows:

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. The annual fund operating expenses for Class R5 shares are based on estimated "Other Expenses" for the current fiscal year expressed as a percentage of the fund's estimated average net assets during the period.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers or Reductions” on page 7 of the fund’s prospectus and “Waivers of Sales Charges” on page I-14 of the fund’s statement of additional information Part I.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS Blended Research Core Equity Fund	A		B	C	I	R1	R2	R3	R4	R5
Shareholder Fees, Column Name	A		B	C	I	ALL R	ALL R	ALL R	ALL R	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	none	none	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS Blended Research Core Equity Fund		A	B	C	I	R1	R2	R3	R4	R5
Operating Expenses, Column Name		A	B	C	I	R1	R2	R3	R4	R5
Management Fee		0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none	none
Other Expenses		0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.71%
Total Annual Fund Operating Expenses		1.64%	2.39%	2.39%	1.39%	2.39%	1.89%	1.64%	1.39%	1.31%
Fee Reductions and/or Expense Reimbursements	[1]	(0.74%)	(0.74%)	(0.74%)	(0.74%)	(0.74%)	(0.74%)	(0.74%)	(0.74%)	(0.73%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.90%	1.65%	1.65%	0.65%	1.65%	1.15%	0.90%	0.65%	0.58%
[1]	Massachusetts Financial Services Company has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that "Total Annual Fund Operating Expenses" do not exceed 0.90% of the fund’s average daily net assets annually for each of Class A and Class R3 shares, 1.65% of the fund’s average daily net assets annually for each of Class B, Class C and Class R1 shares, 0.65% of the fund’s average daily net assets annually for each of Class I and Class R4 shares, 1.15% of the fund’s average daily net assets annually for Class R2 shares, and 0.58% of the fund’s average daily net assets annually for Class R5 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least January 31, 2014.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS Blended Research Core Equity Fund (USD $)	Expense Example, By Year, Column	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A	Class A Shares	662	946	1,303	2,307
B	Class B Shares assuming redemption at end of period	568	925	1,361	2,441
C	Class C Shares assuming redemption at end of period	268	625	1,161	2,630
I	Class I Shares	66	316	640	1,559
R1	Class R1 Shares	168	625	1,161	2,630
R2	Class R2 Shares	117	471	904	2,108
R3	Class R3 Shares	92	394	773	1,837
R4	Class R4 Shares	66	316	640	1,559
R5	Class R5 Shares	59	292	599	1,470

Expense Example, No Redemption MFS Blended Research Core Equity Fund (USD $)	Expense Example, No Redemption, By Year, Column	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
B	Class B Shares assuming no redemption at end of period	168	625	1,161	2,441
C	Class C Shares assuming no redemption at end of period	168	625	1,161	2,630

The paragraph that follows the Class A Bar Chart, and the Performance Table beneath the sub-section entitled "Performance Information" beneath the main heading "Summary of Key Information" are restated in their entirety as follows:

The total return for the three-month period ended March 31, 2012 was 12.70%. During the period(s) shown in the bar chart, the highest quarterly return was 15.30% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (21.23)% (for the calendar quarter ended December 31, 2008).

Performance Table.
Average Annual Total Returns (for the Periods Ended December 31, 2011)
Average Annual Total Returns MFS Blended Research Core Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
B	B Shares Returns Before Taxes	(2.96%)	(0.80%)	3.15%
C	C Shares Returns Before Taxes	(0.03%)	(0.42%)	3.01%
I	I Shares Returns Before Taxes	2.01%	0.55%	4.01%
R1	R1 Shares Returns Before Taxes	0.97%	(0.42%)	3.00%
R2	R2 Shares Returns Before Taxes	1.49%	0.08%	3.51%
R3	R3 Shares Returns Before Taxes	1.78%	0.34%	3.77%
R4	R4 Shares Returns Before Taxes	2.02%	0.59%	4.03%
R5	R5 Shares Returns Before Taxes	2.01%	0.55%	4.01%
A	A Shares Returns Before Taxes	(4.13%)	(0.89%)	3.10%
A After Taxes on Distributions	A Shares Returns After Taxes on Distributions	(4.23%)	(1.16%)	2.91%
A After Taxes on Distributions and Sales	A Shares Returns After Taxes on Distributions and Sale of Fund Shares	(2.56%)	(0.78%)	2.66%
Index Comparison (Reflects no deduction for fees, expenses or taxes) Standard & Poor’s 500 Stock Index	Index Comparison (Reflects no deduction for fees, expenses or taxes) Standard & Poor’s 500 Stock Index	2.11%	(0.25%)	2.92%